GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED JUNE 8, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED APRIL 1, 2021 FOR THE SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds' SAI.

For the Funds listed in Schedule A hereto, effective June 8, 2021, the section of the Funds’ SAI entitled “PROXY VOTING” is hereby revised to amend the second paragraph as follows:

In addition to the general Proxy Voting Policies, the Adviser has adopted the ESG (Environmental, Social & Governance) voting policy addendum for the Global X Autonomous & Electric Vehicles ETF, the Global X CleanTech ETF, the Global X Cloud Computing ETF, the Global X Conscious Companies ETF, the Global X Education ETF and the Global X Telemedicine & Digital Health ETF.

SCHEDULE A

Fund Name	DATE OF SAI
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2021
Global X Education ETF (EDUT)
Global X Telemedicine & Digital Health ETF (EDOC)
Global X Cloud Computing ETF (CLOU)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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